Leases (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Future Minimum Lease Payments [Abstract]
Remainder of 2023	$ 31,337	$ 108,825
2024	103,168	95,344
2025	83,558	81,908
2026	85,319	85,319
2027	86,979	86,979
Thereafter	385,086	385,586
Undiscounted cash flows	775,447	843,961
Less: imputed interest	(116,606)	(86,630)
Lease liability	$ 658,841	$ 757,331